Loss Per Ordinary Equity Share (Basic and Diluted) - Additional Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic And Diluted Earnings Per Share [Abstract]
Net loss used in the calculation of loss per share	£ 32,547	£ 19,582	£ 18,411
Weighted average ordinary shares issued	81,772,124	75,126,869	70,312,880